COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
5. COMMON STOCK

The Company sold 3,800,000 shares of common stock to 44 investors. Among them, 500,000 shares were sold to the Company's Chief Executive Officer, and 100,000 shares were sold to the Company's Chief Financial Officer. All shares were sold at $0.01 per share.

The Company sold 3,800,000 shares of common stock to 44 investors. Among them, 500,000 shares were sold to the Company's Chief Executive Officer, and 100,000 shares were sold to the Company's Chief Financial Officer. All shares were sold at $0.01 per share.